Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495
August 26, 2026

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus for the Nationwide International Small Cap Fund, a series of the Registrant, and the form of Statement of Additional Information for the series listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 296/323 (“PEA 296/323”) to the Registration Statement of the Registrant, which was filed electronically on August 26, 2026, pursuant to Rule 485(b) under the 1933 Act:

Nationwide Bailard International Equities Fund
Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund)
Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Bond Index Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund)

U.S. Securities and Exchange Commission
August 26, 2026

Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund)
Nationwide S&P 500 Index Fund
Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund)
Nationwide Small Cap Index Fund
Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund)

PEA 296/323 became effective with the U.S. Securities and Exchange Commission on August 26, 2026.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Christopher J. Zimmerman, Esquire, at (202) 419-8402.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership